Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan and lease losses	$ 997	$ 1,575
Compensation related issues	274	353
Deferred loan fees	100	155
ATM Credit		50
Nonaccrual interest	45	41
Net operating loss carryforward	501	863
Other	42	70
Gross deferred tax assets	1,959	3,107
Deferred tax liabilities:
FHLB stock dividend	226	366
Mortgage servicing rights	1	2
Depreciation	36	47
Prepaid expenses	51	63
Mark-to-market loans		2
Deferred tax liabilities	314	480
Net deferred tax asset	$ 1,645	$ 2,627